Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

612-332-3223

October 10, 2012

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C. 20549

RE:	Sit Mutual Funds II, Inc. (the “Registrant”)

File Nos. 2-91312 and 811-04033

Ladies and Gentlemen:

On behalf of the Registrant, I herewith enclose and file a Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A.

The enclosed Registration Statement represents Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of Sit Mutual Funds II, Inc. The enclosed Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), to become effective automatically on December 31, 2012. The purpose of the enclosed Amendment is register one new series of the Registrant as Series E (“Sit Quality Income Fund”).

Registrant offers its shares in multiple series pursuant to Section 18(f)(2) under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the Registrant’s Articles of Incorporation. Series representing the following interests in common shares have previously been registered with the Securities and Exchange Commission (the “SEC”):

Series	A Sit Tax-Free Income Fund
Series	B Sit Minnesota Tax-Free Income Fund
Series	C Sit Bond Fund
Series	D Sit High Income Municipal Bond Fund

The new series E of the Registrant being registered hereby will have a separate Prospectus and Statement of Additional Information, and this Post-Effective Amendment does not include or relate to Series A, B, C, or D of the Registrant.

Please direct any questions or comments on the enclosed filing to my attention. I can be reached directly at 612-359-2536. Thank you.

Sincerely,

/s/ Paul E. Rasmussen

Paul E. Rasmussen

Vice President

Enclosures

cc:	Eric Berglund, KPMG LLP

Michael Radmer, Dorsey & Whitney LLP